Note 11 - Investments (Details Textual) - CAD ($) $ in Thousands		12 Months Ended
	Aug. 10, 2012	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Purchase of investments other than investments accounted for using equity method			$ 5,394
Proportion of ownership interest in associate		8.50%
Ecobee [member]
Statement Line Items [Line Items]
Purchase of investments other than investments accounted for using equity method	$ 6,400		5,400
Proportion of ownership interest in associate		8.50%
Gains (losses) on available-for-sale financial assets		$ 20,600	0
Energy Earth [member]
Statement Line Items [Line Items]
Gains (losses) on held-to-maturity investments		1,300	0
Held-to-maturity investments		$ 3,900	$ 0